Provision for post-employment benefits - Surplus/(Deficit) in Plans by Region (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [line items]
Surplus/(deficit) in plans	£ (205.4)	£ (275.6)	£ (225.7)
United Kingdom [member]
Disclosure of defined benefit plans [line items]
Surplus/(deficit) in plans	31.5	20.0	30.9
North America [member]
Disclosure of defined benefit plans [line items]
Surplus/(deficit) in plans	(89.2)	(133.8)	(123.4)
Western Continental Europe [member]
Disclosure of defined benefit plans [line items]
Surplus/(deficit) in plans	(107.7)	(116.9)	(97.4)
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe [member]
Disclosure of defined benefit plans [line items]
Surplus/(deficit) in plans	£ (40.0)	£ (44.9)	£ (35.8)